SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details) $ in Thousands, shares in Millions, kr in Millions	1 Months Ended		6 Months Ended			12 Months Ended
	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2020 NOK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 shares	Jun. 30, 2020 NOK (kr)
Debt Instrument [Line Items]
Gain on repurchase of debt			$ 700	$ (1,100)
Repayments of debt			218,977
Restricted cash			5,866	7,994		$ 8,953
Drawdowns			252,000	347,231
Common stock - Frontline Ltd
Debt Instrument [Line Items]
Long-term debt, gross			$ 15,639			15,639
Number of shares repurchased in forward contract (in shares) | shares			1.4				3.4
Forward contract shares, amount			$ 16,300
Principal debt amount			15,600	36,800		15,600
Common stock - Frontline Ltd | Subsequent Event
Debt Instrument [Line Items]
Number of shares repurchased in forward contract (in shares) | shares	1.4
Forward contract shares, amount	$ 16,400
Secured borrowings, collateral, total repurchase price (in percentage)	20.00%
Senior Unsecured Convertible Bonds due 2020
Debt Instrument [Line Items]
Repayments of debt | kr					kr 500
Principal debt amount | kr								kr 500
Senior Unsecured Convertible Bonds due 2024
Debt Instrument [Line Items]
Repayments of debt | kr					5
Principal debt amount | kr								700
Senior Unsecured Convertible Bonds due 2025
Debt Instrument [Line Items]
Repayments of debt | kr					kr 60
Principal debt amount | kr								kr 600
4.875% senior unsecured convertible notes due 2023
Debt Instrument [Line Items]
Repayments of debt			$ 2,000	$ 6,400		8,400
Senior unsecured convertible notes interest rate (in percentage)			4.875%	4.875%				4.875%
Long-term debt, gross			$ 137,900			139,900
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)		7.25%	7.25%
Long-term debt, gross			$ 150,000			$ 0
7.25% Senior Unsecured Sustainability-Linked Bonds Due 2026
Debt Instrument [Line Items]
Drawdowns		$ 150,000